Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 2,852.0	$ 2,574.9
Less: Accumulated depreciation and amortization	1,125.6	963.6
Property, Plant and Equipment, at Cost, Net	1,726.4	1,611.3
Depreciation and amortization expense of property, plant and equipment	236.1	211.7	185.0
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	216.6	179.9
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	805.5	747.4
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Machinery, Equipment and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, at Cost	$ 1,829.9	$ 1,647.6
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years